Company information	6 Months Ended
Jun. 30, 2026
Disclosure Of Company Information [Abstract]
Company information	Company information
General information
SOPHiA GENETICS SA and its consolidated subsidiaries (NASDAQ: SOPH) (“the Company”) is a cloud-native software technology company in the healthcare space, incorporated on March 18, 2011, and headquartered in Rolle, Switzerland. The Company is dedicated to establishing the practice of data-driven medicine as the standard of care in healthcare and for life sciences research. The Company has built a cloud-native software platform capable of analyzing data and generating insights from complex multimodal datasets and different diagnostic modalities. This platform, commercialized as “SOPHiA DDMTM,” standardizes, computes, and analyzes digital health data and is used in decentralized locations to break down data silos. The Company collectively refers to SOPHiA DDM TM Platform and related products and solutions as “SOPHiA DDM Platform.”
As of June 30, 2026, the Company had the following wholly owned subsidiaries:

Name	Country of domicile
SOPHiA GENETICS S.A.S.	France
SOPHiA GENETICS LTD	U.K.
SOPHiA GENETICS, Inc.	U.S.
SOPHiA GENETICS Intermediação de Negócios LTDA	Brazil
SOPHiA GENETICS PTY LTD	Australia
SOPHiA GENETICS S.R.L.	Italy
SOPHiA GENETICS GmbH	Germany

The Company’s Board of Directors approved the issue of the unaudited interim condensed consolidated financial statements on July 31, 2026.
Basis of preparation
Compliance with International Financial Reporting Standards
These unaudited interim condensed consolidated financial statements, as of and for the three and six months ended June 30, 2026, of the Company have been prepared in accordance with International Accounting Standard (“IAS”) 34, Interim Financial Reporting (“IAS 34”) as issued by the International Accounting Standards Board (“IASB”) and should be read in conjunction with the audited consolidated financial statements as of and for the year ended December 31, 2025.
Accounting policies
The material accounting policies adopted in the preparation of these unaudited interim condensed consolidated financial statements are the same as those applied in the Company’s annual consolidated financial statements as of and for the year ended December 31, 2025 and have been consistently applied, unless otherwise stated. Where expense is definitively calculated only on an annual basis, as is the case for income taxes and pension costs, appropriate estimates are made for interim reporting periods.

Income tax expense
Taxes on income in the interim periods are accrued using the tax rates that would be applicable based on the expected annual profit or loss of each of the Company’s entities.
Post-employment defined benefit plan expense
Post-employment defined benefit plan expense in interim reporting periods is recognized on the basis of the current year cost estimate made by the actuaries in their annual report as of the end of the preceding year. Potential remeasurement gains or losses from the defined benefits plan are estimated based on the relevant indexes at the end of the reporting period and recorded in the Company’s statements of comprehensive loss.

Recent new accounting standards, amendments to standards, and interpretations
New standards, amendments to standards, and interpretations issued recently effective
There are no new IFRS standards, amendments, or interpretations that are mandatory as of January 1, 2026 that are relevant to the Company.
New standards, amendments to standards, and interpretations issued not yet effective
In April 2024, IFRS 18, Presentation and Disclosure in Financial Statements, was issued to achieve comparability of the financial performance of similar entities. The standard, which will replace IAS 1 impacts the presentation of primary financial statements and notes, including the consolidated statement of loss where companies will be required to present separate categories of income and expense for operating, investing, and financing activities as well as income taxes and discontinued operations with prescribed subtotals for each category. The standard will also require management-defined performance measures to be explained and included in a separate note within the consolidated financial statements. The standard is effective for annual reporting periods beginning on or after January 1, 2027, and requires retrospective application. While IFRS 18 will not change recognition criteria or measurement bases, it might have a significant impact on presenting information in the financial statements, in particular the consolidated statement of loss. To date, the following potential impacts have been identified:

–Items of income and expenses presented in the consolidated statement of loss will be grouped into the new categories: operating, investing, financing, and income taxes;

–an additional mandatory subtotal for “income (loss) before financing and income taxes” will be presented;

–the enhanced principles on aggregation and disaggregation, and the useful “structured summary” concept, will require some changes to line items presented in the primary financial statements, however the change is not expected to be significant;

–certain new or enhanced disclosures will be required for:

–management-defined performance measures (MPMs) most of which are currently disclosed in the Company’s discussion and analysis of financial conditions and results of operations

–a breakdown of the nature of expenses for line items presented by function in the operating category of the consolidated statement of loss

–a reconciliation for each line item in the consolidated statement of loss between the restated amounts and the amounts previously published upon transition of IAS 1 to IFRS 18

–there will also be a minor impact on the presentation of the consolidated statement of cash flows as the starting point for the cash flow statement will be the “operating income (loss)” subtotal.

The Company intends to adopt IFRS 18 for the reporting period commencing January 1, 2027. Preparatory activities are underway to ensure readiness for adoption.
There are no other IFRS Accounting Standards or IFRS Interpretations Committee interpretations that are not yet effective and that could have a material impact to the interim condensed consolidated financial statements.
Critical accounting estimates and judgments
The preparation of the unaudited interim condensed consolidated financial statements in conformity with IAS 34 requires management to make judgments, estimates and assumptions. Information regarding accounting areas where such judgments, estimates and assumptions are of particular significance is set out in the annual financial statements under “Critical accounting estimates and judgments.”
Going concern basis
These unaudited interim condensed consolidated financial statements have been prepared on a going concern basis.
Foreign currency translation
Items included in the financial statements of each of the Company’s entities are measured using the currency of the primary economic environment in which the entity operates (“functional currency”). The Company’s reporting currency of the Company’s consolidated financial statements is the United States Dollar (“USD”). Assets and liabilities denominated in foreign currencies are translated at the month-end spot exchange rates, income statement accounts are translated at average rates of exchange for the period presented, and equity is translated at historical exchange rates. Any translation gains or losses are recorded in other comprehensive income (loss). Gains or losses resulting from foreign currency transactions are included in net income.
Historical cost convention
The financial statements have been prepared on a historical cost basis except for certain assets and liabilities, which are carried at fair value.
Issued share capital
As of June 30, 2026, the Company had issued 89,321,220 shares, of which 85,127,825 are outstanding, and 4,193,395 are held by the Company as treasury shares. As of June 30, 2025, the Company had issued 79,321,220 shares, of which 67,579,560 were outstanding, and 11,741,660 were held by the Company as treasury shares. As of December 31, 2025, the company had issued 89,321,220 shares of which 68,486,338 are outstanding and 20,834,882 were held by the company as treasury shares.
Treasury shares
During the fourth quarter of 2025, the Company issued 10,000,000 registered shares to SOPHiA GENETICS LTD pursuant to a share delivery and repurchase agreement, which were immediately exercised, and repurchased the shares to hold as treasury shares for the purposes of administering the Company's equity incentive programs along with other uses. As of June 30, 2026, the Company held 4,193,395 treasury shares. As of December 31, 2025 the Company held 20,834,882 treasury shares.

Treasury shares are recognized at acquisition cost and recorded at the time of the transaction. Upon exercise of share options or vesting of restricted stock units, the treasury shares are subsequently transferred. Any consideration received is included in shareholders’ equity.

In August 2025, the Company established a new at-the-market (“ATM”) offering program pursuant to which from time to time the Company may sell ordinary shares having an aggregate offering price of $50.0 million. For the three and six months ended June 30, 2026, 233,328 and 3,098,200 ordinary shares were sold from treasury shares for net proceeds of $1.2 million, and $15.7 million, respectively, under this program.

In June 2026, the Company completed a public offering of 12,104,900 ordinary shares which were sold from treasury shares, at a price of $4.75 per share, par value $0.06 (CHF 0.05), which included 1,578,900 ordinary shares issued upon exercise in full by the underwriters of their green-shoe option to purchase additional shares. The aggregate net proceeds received from offering, net of underwriting discounts and commissions and offering expenses, was $53.1 million.